Prepaid Expenses	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Prepaid Expenses [Abstract]
PREPAID EXPENSES
NOTE 3	PREPAID EXPENSES

During the three months ended September 30, 2016, the Company prepaid certain expenses related to software licensing fees and legal expenses. At September 30, 2016 and June 30, 2016, $542,927 and $592,769, respectively, of these expenses remains to be amortized over the useful life through May 2017.

NOTE 3	PREPAID EXPENSES

During the year ended June 30, 2016, the Company prepaid certain expenses related to software licensing fees, freight, supplies and legal expenses. At June 30, 2016, $592,769 of these expenses remains to be amortized over the useful life through May 2017.